Note 15 - Segmented Information - Segment Earnings (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement Line Items [Line Items]
Segmented assets	$ 1,384,881	$ 1,534,072		$ 1,384,881
Segmented liabilities	970,602	980,318		970,602
Segmented revenue	186,518		$ 354,914	1,227,032	$ 2,021,806	$ 2,458,912
Segmented direct costs	73,979		42,124	167,185	153,841
Segmented selling, general & administrative	303,739		290,963	928,363	881,020
Segmented profit / (loss)	(156,550)	(5,833,636)	(474,813)	(223,435)	(427,746)
Segmented intangible amortization			370,993		972,667
Foreign exchange	(14,968)		(77,418)	48,988	(195,572)
Interest expense and other financial expense	(4,108)		(9,687)	(43,032)	(31,524)
Share-based payment	(14,468)		(34,839)	(87,539)	(65,560)
Other comprehensive income (loss)		$ 357		(3,579)	(1,767)
Total Comprehensive Income	(160,765)		(475,632)	(227,014)	(429,513)
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	260,098		5,473,679	260,098	5,473,679
Segmented liabilities	237,912		250,512	237,912	250,512
Segmented revenue				297,022	1,066,887
Segmented direct costs				98,870	86,703
Segmented selling, general & administrative				608,826	450,733
Segmented profit / (loss)				(533,255)	(444,192)
Segmented intangible amortization					972,667
Segmented other expense					532
Segmented intangible addition					1,740,001
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	1,124,783		1,200,393	1,124,783	1,200,393
Segmented liabilities	732,691		342,480	732,691	342,480
Segmented revenue				930,010	954,919
Segmented direct costs				68,315	67,138
Segmented selling, general & administrative				319,537	430,287
Segmented profit / (loss)				391,403	309,102
Segmented intangible amortization
Segmented other expense					148,392
Segmented intangible addition
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	1,384,881		6,674,072	1,384,881	6,674,072
Segmented liabilities	$ 970,603		$ 592,992	970,603	592,992
Segmented revenue				1,227,032	2,021,806
Segmented direct costs				167,185	153,841
Segmented selling, general & administrative				928,363	881,020
Segmented profit / (loss)				$ (141,852)	(135,090)
Segmented intangible amortization					972,667
Segmented other expense					149,368
Segmented intangible addition					$ 1,740,001